Submission	Aug. 07, 2025
Submission [Line Items]
Central Index Key	0001889539
Registrant Name	Corebridge Financial, Inc.
Registration File Number	333-275326
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A